Simplify Volt Pop Culture Disruption ETF
Schedule of Investments
March 31, 2022 (Unaudited)
1
Shares Value
Common Stocks – 80 .3%
Communications – 43 .8%
Alphabet, Inc. , Class C * (a) ...................................................... 27 $ 75,411
Amazon.com, Inc. * ............................................................ 10 32,599
Meta Platforms, Inc. , Class A * ................................................... 274 60,927
Netflix, Inc. * .................................................................. 93 34,837
Snap, Inc. , Class A * (a) ......................................................... 1,102 39,661
Spotify Technology SA * (a) ...................................................... 231 34,886
Tencent Holdings Ltd. , ADR ..................................................... 457 21,214
Twitter, Inc. * .................................................................. 290 11,220
Walt Disney Co. (The) * ......................................................... 253 34,701
345,456
Consumer, Cyclical – 18 .0%
Sonder Holdings, Inc. * ......................................................... 18,862 89,595
Tesla, Inc. * ................................................................... 49 52,802
142,397
Technology – 18 .5%
Activision Blizzard, Inc. ......................................................... 2 160
Advanced Micro Devices, Inc. * ................................................... 83 9,075
Apple, Inc. (a) ................................................................. 220 38,414
Microsoft Corp. (a) ............................................................. 113 34,839
NVIDIA Corp. ................................................................. 41 11,187
Roblox Corp. , Class A * ......................................................... 322 14,889
salesforce.com, Inc. * ........................................................... 87 18,472
Unity Software, Inc. * ........................................................... 194 19,247
146,283
Total Common Stocks (Cost $ 782,274 ) .......................................................... 634,136
Warrants – 3 .4%
Consumer, Cyclical – 3 .4%
Sonder Holdings, Inc.*
(Cost $ 37,172 ) .............................................................. 37,969 26,958
Number of
Contracts Notional Amount
Purchased Options – 1 .9%
Calls – Exchange-Traded – 0 .2%
Snap, Inc. , January Strike Price $ 105 , Expires 1/20/23 .................. 68 $ 714,000 1,598
Spotify Technology SA , January Strike Price $ 500 , Expires 1/20/23 ........ 2 100,000 110
1,708
Puts – Exchange-Traded – 1 .7%
Invesco QQQ Trust , April Strike Price $ 334 , Expires 4/08/22 ............. 23 768,200 851
Invesco QQQ Trust , April Strike Price $ 320 , Expires 4/14/22 ............. 21 672,000 924
Invesco QQQ Trust , May Strike Price $ 245 , Expires 5/20/22 .............. 12 294,000 366
Invesco QQQ Trust , May Strike Price $ 275 , Expires 5/20/22 .............. 15 412,500 1,118
Invesco QQQ Trust , June Strike Price $ 100 , Expires 6/17/22 ............. 198 1,980,000 495
Invesco QQQ Trust , December Strike Price $ 170 , Expires 12/16/22 ........ 28 476,000 3,066
Invesco QQQ Trust , January Strike Price $ 200 , Expires 1/20/23 .......... 18 360,000 4,248

Simplify Volt Pop Culture Disruption ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)
2
Number of
Contracts Notional Amount Value
Purchased Options – 1.9% (continued)
Puts – Exchange-Traded – 1.7% (continued)
NASDAQ 100 Index , September Strike Price $ 7,000 , Expires 9/16/22 ...... 1 $ 700,000 $ 2,270
13,338
Total Purchased Options (Cost $ 103,830 ) .......................................................... 15,046
Shares
Money Market Funds – 14.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares,
0.15%(b)
(Cost $ 113,689 ) ............................................................. 113,689 113,689
Total Investments – 100.0%
(Cost $ 1,036,965 ) ........................................................................... $ 789,829
Liabilities in Excess of Other Assets – (0.0) % † ...................................................... (392)
Net Assets – 100.0% .......................................................................... $ 789,437
Number of
Contracts Notional Amount
Written Options – (0.1)%
Puts – Exchange-Traded – (0.1)%
Invesco QQQ Trust , April Strike Price $ 331 , Expires 4/08/22 ............. (23) $ (761,300) $ (702)
Invesco QQQ Trust , April Strike Price $ 300 , Expires 4/14/22 ............. (21) (630,000) (378)
(1,080)
Total Written Options (Premiums Received $ 10,517 ) .................................................. $ (1,080)
* Non Income Producing
† Less than 0.05%
(a) Securities with an aggregate market value of $179,335 have been pledged as collateral for options as of March 31, 2022.
(b) Rate shown reflects the 7-day yield as of March 31, 2022.
ADR : American Depositary Receipt
Summary of Schedule of Investments
Industry
% of Net
Assets
Common Stocks ................................................................................. 80 .3%
Warrants ....................................................................................... 3 .4%
Purchased Options ............................................................................... 1 .9%
Money Market Funds ............................................................................. 14 .4%
Total Investments ................................................................................ 100 .0%
Liabilities in Excess of Other Assets .................................................................. (0.0) % †
Net Assets ..................................................................................... 100 .0%